Dear Fellow Shareholders:

    A dividend of $.28 was declared on April 4, payable April 26, to holders of record April 19, 1996.

    Volatility seems to be the norm for both the stock and bond markets. It is somewhat comforting that "expert" opinion appears to be pretty well divided. What is even more comforting is the fact that our economy continues to perform quite well and that inflation is restrained.

    Despite the likely increase in noise during an election year, the economy appears to have made a soft landing which has running room. There are any number of potential trouble spots which could damage today's placid outlook. But until something erupts which requires action, the most likely position of the government will be to avoid doing anything.

    I am pleased to report that Excelsior has outperformed the relevant Lehman Government/Corporate Bond index on a one, three and five year basis. Our portfolio's average maturity is 8.5 years, with a duration of 5.4 years.

    The concept of duration may be worth a word of explanation. A bond's duration takes into account the present value of future coupon payments in order to determine how long it takes an investor to get his money back.

    The mathematical formula for calculating duration is fairly intimidating; the point of the exercise is quite simple. Duration helps determine volatility. For instance, if a bond's duration is five years and interest rates move one percent, the bond will move five percent. Knowing the duration of a portfolio gives an investor a handle on how risky an investment is.

    By definition, very short bonds fluctuate less than long ones. Excelsior seems reasonably positioned, balancing the uncertainties of the market against an investor's need for a decent yield. We intend to stay pretty much as we are, and we are pleased with the quality and liquidity of our holdings.

                                                       Sincerely,




                                                       Townsend Brown II
April 4, 1996                                          President

Excelsior Income Shares, Inc.

Schedule of Investments
March 31, 1996 (Note 1)


U.S. GOVERNMENT AND FEDERAL                Moody's
AGENCIES OBLIGATIONS-61.46%                Rating**         Face Amount            Cost*             Value
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Deb.,
  7.55%, 6/10/04                             (1)            $ 2,500,000         $ 2,423,945       $ 2,535,480
  7.50%, 7/25/20                             (1)              4,000,000           3,959,687         4,051,040
Federal National Mortgage Assn., Global Bond,
  8.50%, 2/1/05                                               1,600,000           1,600,000         1,694,950
Government National Mortgage Assn.,
  7%, 5/15/22                                (1)                407,331             406,822           397,019
  7%, 4/15/23                                (1)              4,239,336           4,241,986         4,132,009
  7%, 5/15/23                                (1)                927,779             925,024           904,290
  7%, 3/15/24                                (1)              1,919,257           1,898,865         1,870,667
  7.50%, 12/15/25                            (1)              1,055,646           1,053,997         1,054,981
  8%, 8/15/24                                (1)              1,817,233           1,807,294         1,856,408
  8%, 1/15/25                                (1)              1,752,293           1,694,248         1,790,069
  8.50%, 7/15/17                             (1)              1,249,270           1,281,087         1,302,749
  8.50%, 5/15/21                             (1)                746,951             765,975           778,926
  10%, 1/15/18                               (1)              1,281,207           1,390,310         1,410,929
U.S. Treasury Bond,
  7.25%, 5/15/16                             (1)              1,000,000             975,000         1,044,375
                                                            -----------         -----------       -----------
                                                             24,496,303          24,424,240        24,823,892
                                                            -----------         -----------       -----------

BONDS and NOTES-28.14%
-------------------------------------------------------------------------------------------------------------
DuPont EI de Nemours & Co., Notes,
  8.25%, 9/15/06                             Aa2              1,500,000           1,495,875         1,660,775
Ford Motor Credit
  6.125%, 1/9/06                              A1              2,000,000           1,989,980         1,868,480
KFW International Finance Inc., Notes,
  7.20%, 3/15/14                             Aaa              2,000,000           1,978,500         1,999,886
Republic N.Y. Corp., Notes,
  7.75%, 5/15/09                              A1              1,800,000           1,806,138         1,900,267
Wachovia Corp. Sub. Notes,
  6.375%, 2/1/09                              A1              2,000,000           1,997,400         1,890,622
Wisconsin Elec. Power Co.,
  7.25%, 8/1/04                              Aa2              2,000,000           1,988,600         2,043,380
                                                            -----------         -----------       -----------
                                                             11,300,000          11,256,493        11,363,410
                                                            -----------         -----------       -----------

SHORT-TERM HOLDINGS-10.40%
-------------------------------------------------------------------------------------------------------------
Fidelity Cash Portfolio-U.S. Treasury                           420,359             420,359           420,359
Fidelity Cash Institutional U.S. Government T-Fund            1,780,488           1,780,488         1,780,488
Shearson T-Fund                                               2,000,000           2,000,000         2,000,000
                                                            -----------         -----------       -----------
                                                              4,200,847           4,200,847         4,200,847
                                                            -----------         -----------       -----------
TOTAL INVESTMENTS IN SECURITIES                             $39,997,150         $39,881,580       $40,388,149
                                                            ===========         ===========       ===========

---------------
Percentages are based on total investments.

         The accompanying notes are an integral part of this schedule.

(left column)

Excelsior Income Shares, Inc.

Schedule of Investments (continued)
March 31, 1996 (Note 1)

The aggregate market value at March 31, 1996 for the long-term holdings in terms of Quality Ratings is as follows:


     Rating              Value               Percent
     ------              -----               -------
     Aaa (1)          $26,823,778             74.12
     A1                 5,659,369             15.64
     Aa2                3,704,155             10.24
                      -----------            ------
     Total            $36,187,302            100.00
                      ===========            ======

(1) These securities which are issued and/or guaranteed by the U.S. Government or Federal Agencies are not rated but are deemed to be Aaa quality for purposes of this report.

 *Based on cost for Federal income tax purposes:
    Aggregate gross unrealized
    appreciation                                $   506,569
                                                ===========

Cost for Federal Income Tax Purposes            $39,881,580
                                                ===========

**Credit ratings are unaudited.


          The accompanying notes are an integral part of this schedule.


(right column)

Statement of Assets and Liabilities
March 31, 1996 (Unaudited)

ASSETS:
----------------------------------
Investments (Note 1) in securities
  at value (identified
  cost $39,881,580):

  U.S. Government and
    Federal Agencies
    obligations               $24,823,892

  Bonds and notes              11,363,410

  Short-term holdings           4,200,847
                              -----------
    Total Investments                             $40,388,149

Cash                                                   21,697
Interest receivable                                   376,544
Prepaid expenses                                       20,440
                                                  -----------
    Total Assets                                   40,806,830
                                                  -----------

LIABILITIES:
----------------------------------
Accrued advisory fee (Note 3)                          55,031
Accrued operating expenses                             74,714
                                                  -----------
    Total Liabilities                                 129,745
                                                  -----------
Net Assets                                        $40,667,085
                                                  ===========

NET ASSETS consist of:
  Undistributed net investment income             $   708,101
  Accumulated net realized losses
    from investment transactions                       (4,122)
  Unrealized appreciation on investments              506,569
  Capital shares (Note 5)                              21,884
  Additional paid-in capital                       39,444,653
                                                  -----------
                                                  $40,677,085
                                                  ===========
Net Asset Value per share
  ($40,677,085 d/b 2,188,391 shares)                   $18.59
                                                       ======

         The accompanying notes are an integral part of this statement.

(left column)

Excelsior Income Shares, Inc.

Statement of Operations
for the three months ended March 31, 1996
(Note 1)

INVESTMENT INCOME:
--------------------------
INCOME-Interest                           $ 718,613
EXPENSES:
  Investment advisory fee       $52,356
  Directors' fees and expenses   11,469
  Officer's salary               10,242
  Postage and printing            8,477
  Professional fees               5,485
  Insurance                       5,734
  Transfer agent and
    registrar fees                4,986
  The New York Stock
    Exchange, Inc.-annual fee     3,916
  Miscellaneous                   5,770
                                -------
    Total expenses                          108,435
                                          ---------
      Investment Income-Net                 610,178
                                          ---------

REALIZED LOSS AND UNREALIZED DEPRECIATION/
APPRECIATION ON INVESTMENTS-NET:
--------------------------
Realized loss from security transactions
  (excluding short-term securities):
  Proceeds from sales        $  440,356
  Cost of sales                 444,478
                             ----------
    Net realized loss                        (4,122)
Unrealized appreciation on
  investment securities:
  Beginning of period         1,887,704
  End of period                 506,569
                             ----------
    Change in unrealized
      appreciation-net                   (1,381,135)
                                         ----------
      Net realized loss and change
        in unrealized appreciation
        (depreciation) on investments    (1,385,257)
                                         ----------
Net Increase in Net Assets
  Resulting from Operations             ($  775,079)
                                         ==========


(right column)

Statement of Changes in Net Assets

                               For the
                            three months      For the year
                                ended            ended
                            Mar. 31, 1996     Dec. 31, 1995
                            -------------     -------------
INCREASE (DECREASE)
IN NET ASSETS
------------------------
Operations:
  Investment income-
    net (Note 1)            $   610,178        $ 2,484,734
  Realized (loss) on
    investments-net
    (Note 2)                     (4,122)          (277,290)
  Change in unrealized
    appreciation
    (depreciation)-net       (1,381,135)         4,767,536
                            -----------        -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations                 (775,079)         6,974,980
  Dividends to share-
    holders from:
    Investment income-
    net                           -             (2,450,998)
    Net realized gains
    on investments                -                  -
  Cost of Shares purchased
    pursuant to Section 23
    of the Investment Com-
    pany Act of 1940
    (Note 5)                      -                  -
                            -----------        -----------
  Total increase (decrease)
    in net assets              (775,079)         4,523,982

NET ASSETS:
------------------------
Beginning of period          41,452,164         36,928,182
                            -----------        -----------
End of period (including
  undistributed net invest-
  ment income of $708,101
  in 1996 and $97,923 in
  1995, respectively)       $40,677,085        $41,452,164
                            ===========        ===========

        The accompanying notes are an integral part of these statements.

Excelsior Income Shares, Inc.

Financial Highlights

                                   For the three              For the year ended
                                   months ended   ------------------------------------------
                                      3/31/96       1995        1994*       1993        1992
                                      -------       ----        -----       ----        ----
Per Share Operating Performance:
Net asset value, beginning of year     $18.94      $16.87      $18.97      $18.54      $18.74
                                       ------      ------      ------      ------      ------

  Net investment income                   .28        1.14        1.06        1.17        1.32

  Net gain (loss) on securities
    (realized and unrealized)            (.63)       2.05       (2.00)       0.71       (0.08)
                                       ------      ------      ------      ------      ------
Total from investment operations         (.35)       3.19        (.94)       1.88        1.24
                                       ------      ------      ------      ------      ------

Less Dividends and Distributions:
Dividends from net investment
  income                                  -         (1.12)      (1.03)      (1.17)      (1.33)

Distribution from realized gains on
  investments                             -           -          (.16)      (0.28)      (0.09)

Distribution in excess of realized
  gains on investments                    -           -           -           -         (0.02)
                                       ------      ------      ------      ------      ------
Total dividends and distributions         -         (1.12)      (1.19)      (1.45)      (1.44)
                                       ------      ------      ------      ------      ------
  Treasury Stock Transaction              -           -           .03         -           -
                                       ------      ------      ------      ------      ------
Net asset value, end of year           $18.59      $18.94      $16.87      $18.97      $18.54
                                       ======      ======      ======      ======      ======
Market value per share, end of year    $15.63      $16.00      $14.63      $17.50      $17.75
                                       ======      ======      ======      ======      ======

Total Investment Return:
Based on market value per share        (2.31%)     14.92%      (8.64%)      5.98%       6.65%

Ratios To Average Net Assets:
Expenses                                0.26%       1.08%       1.15%       1.08%        .98%
Net investment income                   1.48%       6.23%       5.92%       6.07%       7.14%

Supplemental Data:
Net assets at end of period
  (000 omitted)                       $40,677     $41,452     $36,928     $42,130     $41,183
Portfolio turnover rate                 1.21%      23.43%      95.53%      81.23%     155.60%

*Based on average shares outstanding.


         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

Notes to Financial Statements
March 31, 1996
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Excelsior Income Shares, Inc. (the "Company") was incorporated on March 16, 1973 and commenced operations on May 15, 1973. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles, are as follows:

    a) Investments-Security transactions are recorded as of the trade date. Investments owned at March 31, 1996, are reflected in the accompanying financial statements at value. Valuations of the Company's investments are supplied by a pricing service approved by the Board of Directors or by dealers who regularly trade in the security being valued. Short-term holdings are carried at cost plus accrued interest, which approximates value.

    The difference between cost and value is reflected separately as unrealized appreciation (depreciation) of investments.

    The cost basis of bonds is not adjusted for amortization of premiums or accretion of discounts, except for original issue discount which is accreted.

    Realized gains and losses on security transactions are determined on the basis of identified cost.

    b) Federal Income Taxes-No provision for Federal income taxes has been made in the accompanying financial statements since the Company intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute to its shareholders substantially all of its net investment income and net realized capital gains, if any. For Federal income tax purposes the Company has capital loss carryforwards of $92,443, $277,290 and $4,122 expiring on December 31, 2002, December 31, 2003 and December 31, 2004, respectively, available to offset future capital gains, if any.

    c) Investment Income Recognition-The Company records interest and expenses on the accrual basis.

    d) Dividend Distributions-The Company records dividend distributions to shareholders as of the ex-dividend date.

    e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from these estimates.

(2) DISTRIBUTIONS:

Realized gains from security transactions to the extent they exceed accumulated net realized losses are distributed to shareholders in the succeeding year.

Excelsior Income Shares, Inc.

March 31, 1996
--------------------------------------------------------------------------------

(3) RELATED PARTY TRANSACTIONS:

Under an investment advisory agreement, United States Trust Company of New York furnishes investment advisory services to and performs certain administrative functions for the Company. Quarterly fees for such services are based on the net assets of the Company, as of the close of the last business day of each quarter, at the annual rate of 0.5% of the first $100,000,000 of such net assets, and at reduced rates thereafter.

    The investment advisory agreement also provides that the Advisor will reimburse the Company for all expenses (excluding interest, taxes, brokerage commissions and certain other expenses, if any) borne by the Company in any calendar year in excess of 1.5% of the first $30,000,000 of annual average net assets, and 1% of annual average net assets, in excess of $30,000,000.

    Effective September 1, 1995, United States Trust Company of New York sold its custody, transfer agent and Fund administration businesses and now those functions are performed by subsidiaries of The Chase Manhattan Bank N.A.

    Each director who is not an affiliated person, as defined by the Investment Company Act of 1940, receives from the Company an annual fee of $5,000, an attendance fee of $300, and $100 for each audit committee meeting attended.

    Three officers of the Company are officers of United States Trust Company of New York.

(4) PURCHASES AND PROCEEDS FROM SALES OF SECURITIES:

For the period ended March 31, 1996, purchases and proceeds from sales of securities other than short-term United States Government and Federal Agencies obligations aggregated $1,989,980 and $-0-, respectively. Purchases and proceeds from sales of United States Government and Federal Agencies obligations aggregated $1,053,995 and $440,356, respectively.

(5) CAPITAL STOCK:

At March 31, 1996, 2,188,391 shares of $.01 par value common stock (15,000,000 shares authorized) were outstanding.

    Pursuant to Section 23 of the Investment Company Act of 1940, the Company may in the future purchase shares of Excelsior Income Shares, Inc. Common Stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Company. Nothing herein shall be considered a commitment to purchase such shares. For the year ended December 31, 1994, the Company purchased 32,500 shares in the open market at a cost of $475,737.

(left column)

Excelsior Income Shares, Inc.
114 W. 47th Street, 9th Floor
New York, NY 10036-1532
(212) 852-3732

DIRECTORS
Townsend Brown II
Manning E. Case
George T. Conklin, Jr.
Edwin A. Heard
James J. O'Leary
Perry W. Skjelbred
Philip J. Tilearcio
Kenneth G. Walsh

OFFICERS
Townsend Brown II
President, Chief Executive Officer

Henry M. Milkewicz
Vice President

Robert D. Cummings
Secretary and Treasurer

Robert R. Johnson
Assistant Treasurer
  and Assistant Secretary

Investment Advisor
United States Trust Company
  of New York
114 West 47th Street
New York, NY 10036-1532

Transfer Agent Registrar & Custodian
The Chase Manhattan Bank, N.A.
Customer Services
770 Broadway, 6th Floor
New York, NY 10003
(800) 257-2356

Independent Accountants
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019

Listed on N.Y. Stock Exchange- Symbol EIS

A "Closed-End Bond Funds" table, which includes current data on Excelsior, is published weekly by The Wall Street Journal and The New York Times.


(right column)

                               ------------------


                                      LOGO





                                    Excelsior
                                 Income Shares,
                                      Inc.





                                Quarterly Report
                                 March 31, 1996


                               ------------------